UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-09497

Dividend Growth Trust

108 Traders Cross, Suite 105, Bluffton, SC 29910

Freddie Jacobs, Jr.

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:	09/30

Date of reporting period:	03/31/2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

DIVIDEND Growth ADVISORS, LLC.

DIVIDEND GROWTH TRUST

(Formerly known as Eastern Point Advisors Funds Trust)

Capital Appreciation Fund

(formerly known as Eastern Point Advisors Twenty Fund)

Semiannual Report

March 31, 2006

Fund Advisor:

Toll Free: (888) 826-2520

Confident Investing. Dividend Focused. Personal Service.

Fund Holdings – (Unaudited)

1As a percent of net assets.

Under normal conditions, the Capital Appreciation Fund will invest at least 80% of its assets in a select group of 20-30 common stocks, regardless of industry or sector, focusing on each individual company’s growth potential.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments and redemption fees on certain redemptions and (ii) ongoing costs, including management fees, distribution fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2005 and held for the six months ended March 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the sales loads on purchase payments and redemption fees imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

*Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period). The annualized expense ratios for Class A and Class C during the period were 1.75% and 2.65% respectively.

**Assumes a 5.00% return before expenses.

Dividend Growth Trust
Capital Appreciation Fund
Schedule of Investments
March 31, 2006
(Unaudited)

Common Stocks - 91.51%	Shares	Value
Computer Storage Devices - 0.61%		
Seagate Technology(a)	1,000	$ 26,330
Crude Petroleum & Natural Gases - 4.55%		
Crosstex Energy LP	5,600	195,944
Dental Equipment & Supplies - 5.53%		
DENTSPLY International, Inc.	4,100	238,415
Electric Services - 3.80%		
Southern Co.	5,000	163,850
Fire, Marine & Casualty Insurance - 12.39%		
Allstate Corp.	4,000	208,440
American International Group, Inc.	3,100	204,879
Mercury General Corp.	2,200	120,780
		534,099
Industrial Instruments for Measurement, Display, and Control - 5.64%		
Roper Industries, Inc.	5,000	243,150
Investment Advice - 3.35%		
Nuveen Investments, Inc.	3,000	144,450
In Vitro & In Vivo Diagnostic Substances - 5.01%		
Meridian Bioscience, Inc.	8,000	215,840
National Commercial Banks - 4.40%		
Synovus Financial Corp.	7,000	189,630
Natural Gas Transmission - 2.87%		
DCP Midstream Partners, LP	4,500	123,525
Oil & Gas Field Services - 4.26%		
Helix Energy Solutions Group, Inc. (a)	4,850	183,815
Petroleum Refining - 2.64%		
ConocoPhillips	1,800	113,670
Pipe Lines (No Natural Gas) - 3.29%		
Kinder Morgan Energy Partners, LP	1,540	141,665
Retail - Miscellaneous Shopping Goods Stores - 5.01%		
Office Depot, Inc. (a)	5,800	215,992

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Dividend Growth Trust
Capital Appreciation Fund
Statement of Assets and Liabilities
March 31, 2006
(Unaudited)

Assets	
Investments in securities, at value (cost $3,499,994)	$ 4,094,792
Interest receivable	655
Dividends receivable	2,857
Receivable for investments sold	332,338
Receivable from advisor	45,988
Other receivable	621
Prepaid expenses	10,886
Total assets	4,488,137
Liabilities	
Cash overdraft	119,117
Accrued expenses	36,928
Payable for fund shares redeemed	21,694
Total liabilities	177,739
Net Assets	$ 4,310,398
Net Assets consist of:	
Paid in capital	6,188,224
Accumulated undistributed net investment (loss)	(17,538)
Accumulated net realized (loss) on investments	(2,455,086)
Net unrealized appreciation on investments	594,798
Net Assets	$ 4,310,398
Class A:	
Net Assets	$ 2,711,759
Shares outstanding (unlimited number of shares authorized)	213,407
Net Asset Value and price per share	$ 12.71
Maximum offering price per Class A share ($12.71 /94.25%)	$ 13.49
Minimum redemption price per share ($12.71 * 99.0%)	$ 12.58
Class C:	
Net Assets	$ 1,598,639
Shares outstanding (unlimited number of shares authorized)	139,912
Net Asset Value and offering price per share	$ 11.43
Minimum redemption price per share ($11.43 * 99.0%)	$ 11.32

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Dividend Growth Trust

Capital Appreciation Fund

Notes to the Financial Statements

March 31, 2006

(Unaudited)

NOTE 1. ORGANIZATION

Dividend Growth Trust (the "Trust") is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware business trust (now a "statutory trust") on July 14, 1999. The Trust was formerly known as Eastern Point Advisors Funds Trust.

The Trust is authorized to issue an unlimited number of shares of beneficial interest of $.001 par value. The Fund currently offers two Classes of shares (“Class A” and “Class C”). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect only that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on relative net assets.

The Fund seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Fund normally concentrates its investments in a group of 20-30 common stocks. Due to the inherent risk in any investment program, the Fund cannot ensure that its investment objectives will be realized.

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, according to guidelines established by the Board. As a general principle, the current fair value of a security being valued by the Advisor would be the amount which the Fund might reasonably expect to receive upon a current sale. Methods which are in accord with this principle may, for example, be based on, among other factors, a multiple of earnings, a discount from market of a similar freely traded security, or yield to maturity with respect to debt issues. Fair value determinations will not be based on what the Advisor believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Advisor. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Federal Income Taxes – There is no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under sub-chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains, if any, annually. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Dividend Growth Trust

Capital Appreciation Fund

Notes to the Financial Statements

March 31, 2006 - continued

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions - The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust retains Dividend Growth Advisors, LLC ("Advisor" or "DGA") as the Fund’s Investment Advisor. The Advisor manages the investments of the Fund in accordance with the Fund's investment objectives, policies and limitations. Prior to October 19, 2005, Eastern Point Advisors, Inc. ("EPA") was the investment advisor to the Fund. As compensation for its investment management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. Prior to October 19, 2005, the Fund was obligated to pay EPA a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the Fund’s average daily net assets. The Advisor has agreed to voluntarily waive its advisory fees or reimburse other Fund expenses so that the Fund’s annual operating expenses would not exceed 1.65% for Class A shares and 2.40% for Class C shares, of the average daily net assets of the respective class. This voluntary action by the Advisor may be discontinued at any time with 60 days’ notice. Prior to October 19, 2005, EPA agreed to voluntarily waive its advisory fees or reimburse other Fund expenses so that the Fund’s annual operating expenses would not exceed 2.50% for Class A shares and 3.25% for Class C shares, of the average daily net assets of the respective class. For the period October 19, 2005 through January 31, 2006, the Advisor agreed to voluntarily waive its advisory fees or reimburse other Fund expenses so that the Fund’s annual operating expenses would not exceed 2.75% for Class C shares. For the six months ended March 31, 2006, the Advisor earned fees of $18,085 from the Fund and reimbursed Fund expenses of $76,810. At March 31, 2006, there was a net receivable due from the Advisor of $45,988. The Advisor is entitled to reimbursement of fees waived or remitted to the Fund under the terms of an expense limitation agreement.

EPA was entitled to reimbursement of fees waived or remitted to the Fund. The total amount of reimbursement recoverable by EPA is the sum of all fees previously waived or remitted by EPA to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to EPA with respect to waivers, reductions, and payments made with respect to the Fund. The waived fees related to operating expenses subject to recovery, at September 30, 2005 were as follows:

Due to the change in advisor, the Fund is no longer obligated to reimburse EPA for any fees waived or remitted to the Fund.

The Fund retains Unified Fund Services, Inc. (“Unified”), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. For the six months ended March 31, 2006, Unified earned $16,302 for administrative services provided to the Fund.

Dividend Growth Trust

Capital Appreciation Fund

Notes to the Financial Statements

March 31, 2006 - continued

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Fund also retains Unified to act as the Fund’s transfer agent. Unified maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. For the six months ended March 31, 2006, Unified earned fees of $18,085 for transfer agent services provided to the Fund and $7,356 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund.

In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For the six months ended March 31, 2006, Unified earned $13,794 for fund accounting services provided to the Fund.

The Fund retains Unified Financial Securities, Inc. (the “Distributor”), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of its shares.

Each class has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each “Plan”) under which each class is authorized to compensate the Distributor for payments to dealers or others with distribution fees at a maximum annual rate of 0.25% of the average daily net assets for Class A and 0.75% of the average daily net assets for Class C, and an additional 0.25% shareholder services fee only for Class C. The fees payable under each Plan shall be used to compensate the Distributor for any expenses primarily intended to result in the sale of the Fund’s shares, including, but not limited to: payments the Distributor makes to broker-dealers or other financial institutions and industry professionals for providing distribution assistance and administrative support services to the holders of the Fund’s shares, payments made for the preparation, printing and distribution of advertisements and sales literature, and payments made for printing and distributing prospectuses and shareholders reports to other than existing shareholders of the Fund.

The shareholder servicing fee for Class C shall be used to pay, among other things: assisting in establishing and maintaining customer accounts and records, assisting with purchase and redemption requests, arranging for bank wires, monitoring dividend payments from the Trust on behalf of customers, furnishing personal services and maintaining shareholder accounts, facilitating certain shareholder communications from the Trust to customers, receiving and answering correspondence and aiding in maintaining the investment of the Fund’s Class C shareholders.

For the six months ended March 31, 2006, Class A incurred 12b-1 expenses of $3,533 and Class C incurred 12b-1 expenses of $7,733. As of March 31, 2006, the Fund did not owe the Distributor for 12b-1 expenses.

NOTE 4. INVESTMENTS

For the six months ended March 31, 2006, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Dividend Growth Trust

Capital Appreciation Fund

Notes to the Financial Statements

March 31, 2006 - continued

(Unaudited)

NOTE 4. INVESTMENTS - continued

As of March 31, 2006, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $3,499,994.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a mutual fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2006, Donaldson, Lufkin, Jenrette Securities, Corp. held 37.95% of Class A shares in omnibus accounts for the benefit of others. As a result, Donaldson Lufkin Jenrette Securities, Corp. may be deemed to control the Fund. As of March 31, 2006, no shareholder held over 25% of the Class C shares.

NOTE 7. CAPITAL LOSS CARRYFORWARDS

At September 30, 2005, the Fund had available for federal tax purposes an unused capital loss carryforward of $2,571,681 which will expire September 30, 2010.

Capital loss carryforwards are available to offset future realized gains. To the extent that these carryforwards are used to offset future realized capital gains, it is probable that the amount which is offset will not be distributed.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions paid by the Fund for the fiscal years ended September 30, 2005 or 2004 or for the six months ended March 31, 2006.

As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

PROXY VOTING

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available (1) without charge, upon request, by calling (888) 826-2520 and (2) on the SEC’s website at http://www.sec.gov.

TRUSTEES

C. Troy Shaver, Jr., Chairman

Earl L. Mason

Roger B. Rainville

W. Thomas Smith, Jr.

OFFICERS

C. Troy Shaver, Jr., President and Chief Compliance Officer

Jere E. Estes, Treasurer and Principal Accounting Officer

William Allin, Secretary

Freddie Jacobs, Jr., Assistant Treasurer

Tara R. Pierson, Assistant Secretary

INVESTMENT ADVISOR

Dividend Growth Advisors, LLC

108 Traders Cross, Suite 105

Bluffton, South Carolina 29910

DISTRIBUTOR

Unified Financial Securities, Inc.

431 North Pennsylvania Street

Indianapolis, Indiana 46204

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Briggs, Bunting & Dougherty, LLP

Two Penn Center Plaza, Suite 820

Philadelphia, Pennsylvania 19102-1732

LEGAL COUNSEL

Blazzard, Grodd & Hasenauer, P.C.

943 Post Road East

Westport, Connecticut 06880

CUSTODIAN

The Huntington National Bank

7 Easton Oval

Columbus, Ohio 43219

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 North Pennsylvania Street

Indianapolis, Indiana 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Performance Review for the Six Months Ended March 31, 2006

The first half of the Rising Dividend Growth Fund’s fiscal year saw both the S&P 500 and the Fund register moderate positive performance. The S&P 500’s total return was 6.39% and the Fund’s total return was up 7.53% or 115 basis points greater than the Index.

Master Limited Partnerships (“MLP’s”) comprised about 18.6% of the Fund’s portfolio as of March 31, 2006 and are used as bond substitutes to augment the Fund’s income level. Because this sector is such a large part of the Fund’s portfolio, the performance of the group has a material impact on the Fund’s overall performance. In December 2005 the sector was depressed by concerns about rising interest rates and the issuance of additional units of the partnerships. In the first quarter 2006 the sector reversed much of the previous quarter’s negative performance as earnings and distribution increases were above expectations. The MLP sector performance for the six month period was approximately -4%.

The Fund’s other sector holding that was negative for the six month period was healthcare. The companies held by the Fund in this sector include four of the most respected names in the industry: Pfizer, Johnson & Johnson, Abbott Labs, and Medtronic. Our holdings in this sector were hurt by investor concerns about patent expirations, lawsuits, and pricing. We continue to believe that the aging of the baby boomers and innovations in healthcare will enable companies to improve their rates of growth which will eventually be recognized by investors. However, for the six month period ended March 31, 2006, the value of the Fund’s healthcare holdings declined approximately 4%.

The sector providing the biggest lift to the Fund’s performance was the industrials. Almost 22% of the Fund’s portfolio is invested in this group and the average return was up a little less than 18%. The standout performers included Franklin Electric, up over 29%, Roper and Caterpillar, both up about 24%, and United Technologies and Pentair, up 12%. The strength of this sector during the reporting period reflected strong revenue and earnings performance and continued optimism that the economic cycle is not about to end.

Another sector where the Fund’s performance was stronger than the S&P 500 was financial services. This sector has the largest concentration in the Fund and accounts for about 25% of the assets. The sector was up 7% for the Fund for the six month period. The strongest performance came from State Street, up 23% and Eaton Vance, up 10%.

There were several other companies that were standout performers. The largest gain for the Fund for the six month period was Archer Daniels Midland which was up 39%. Several other big moves were provided by Praxair, up 15% and Home Depot up 11%.

The Fund invests in companies that have increased their dividend every year for at least ten years at an average rate of at least 10%. The only exceptions are the MLPs which are used to augment the income level. Most of the MLPs increase their distributions on a regular basis, some each and every quarter. The dividend increase strategy means that there may be some industry sectors that have no attractive investment candidates. The Fund currently has no positions in technology, telecommunications, utilities or energy. Having no representation in these sectors will have an effect on performance comparisons depending on whether those sectors are in vogue or not. In this particular time period not having exposure to these sectors had a negative affect on performance.

Thomas W.L Cameron	Jere Estes

Chief Investment Officer	Senior Portfolio Manager

The opinions expressed are those of Dividend Growth Advisors LLC and are current only through March 31, 2006. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 826-2520 or visiting www.dividendgrowthadvisors.com.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** In compliance with SEC guidelines, these returns reflect the deduction of maximum sales charges and other recurring fees. Class A Shares have a maximum up-front sales charge of 5.75% that you pay when you buy your shares. The front-end sales charge for the Class A Shares decreases with the amount you invest and is included in the offering price. The 1.00% redemption fee for Class C Shares applies only to redemptions within 12 months of acquisition. The fee is not applied to shares acquired through reinvestment of dividends or capital gains.

*** The S&P 500 Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index representative of broader markets and ranges of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The results shown for the funds include reinvested distributions, applicable sales charges, fund expenses and management fees, and are shown before taxes on fund distributions and sale of fund shares. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares. The market indexes are unmanaged, do not reflect sales charges, commissions or expenses, or the effects of taxes. You cannot invest directly into an index. The performance quoted represents past performance, which does not guarantee future results. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (888) 826-2520 or visiting www.dividendgrowthadvisors.com.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling (888) 826-2520. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member NASD.

Fund Holdings – (Unaudited)

1As a percent of net assets.

Regardless of industry, the Rising Dividend Growth Fund will invest at least 80% of its assets in common stocks of dividend-paying domestic and foreign companies whose market capitalizations are at least $500 million.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments or contingent deferred sales charges on certain redemptions and (ii) ongoing costs, including management fees, distribution fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2005 and held for the six months ended March 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the sales loads on purchase payments and contingent deferred sales charges. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the contingent deferred sales charges imposed by the Fund would increase your expenses.

*Expenses are equal to the Fund’s annualized expense ratio of 1.65%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

**Assumes a 5.00% return before expenses.

***Expenses are equal to the Fund’s annualized expense ratio of 2.24%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

Dividend Growth Trust
Rising Dividend Growth Fund
Schedule of Investments
March 31, 2006 (Unaudited)

Common Stocks - 96.77%	Shares	Value
Aircraft Engines & Engine Parts - 2.56%		
United Technologies Corp.	16,100	$ 933,317
Accident & Health Insurance - 2.23%		
Aflac, Inc.	18,000	812,340
Bituminous Coal & Lignite Surface Mining - 2.46%		
Natural Resource Partners, LP	17,000	897,260
Construction Machinery & Equipment - 5.13%		
Caterpillar, Inc.	26,000	1,867,060
Crude Petroleum & Natural Gas - 2.70%		
Enterprise Products Partners, LP	39,800	982,662
Electromedical & Electrotherapeutic Apparatus - 1.39%		
Medtronic, Inc.	10,000	507,500
Electronic & Other Electrical Equipment - 4.55%		
General Electric Co.	47,600	1,655,528
Fats & Oils - 4.16%		
Archer Daniels Midland Co.	45,000	1,514,250
Industrial Inorganic Chemicals - 2.27%		
Praxair, Inc.	15,000	827,250
Industrial Instruments for Measurement, Display, and Control - 4.01%		
Roper Industries, Inc.	30,000	1,458,900
Investment Advice - 1.80%		
Eaton Vance Corp.	23,900	654,382
Motors & Generators - 2.28%		
Franklin Electric Co., Inc.	15,200	830,680
National Commercial Banks - 18.95%		
Bank of America Corp.	30,300	1,379,862
BB&T Corp.	25,500	999,600
Citigroup, Inc.	26,000	1,227,980
Suntrust Banks, Inc.	12,700	924,052
U.S. Bancorp	40,200	1,226,100
Wells Fargo & Co.	17,900	1,143,273
		6,900,867
Natural Gas Transmission - 3.66%		
Kinder Morgan Energy Partners, LP	20,700	997,326
Energy Transfer Partners, L.P	8,600	333,594
		1,330,920
Pharmaceutical Preparations - 10.60%		
Abbott Laboratories	26,300	1,116,961
Johnson & Johnson	20,400	1,208,088
Pfizer, Inc.	61,500	1,532,580
		3,857,629

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Dividend Growth Trust
Rising Dividend Growth Fund
Statement of Assets and Liabilities
March 31, 2006 (Unaudited)

Assets	
Investments in securities, at value (cost $32,187,489)	$ 36,450,999
Interest receivable	2,677
Dividends receivable	32,670
Receivable for fund shares sold	350,705
Prepaid expenses	14,691
Total assets	36,851,742
Liabilities	
Cash overdraft	830
Payable to Advisor	49,394
Payable for fund shares redeemed	30,267
Income distribution payable	298,395
Accrued 12b-1 fees	10,314
Other accrued expenses	55,075
Total liabilities	444,275
Net Assets	$ 36,407,467
Net Assets consist of:	
Paid in capital	32,329,473
Accumulated undistributed net investment (loss)	(289,321)
Accumulated net realized gain on investments	103,805
Net unrealized appreciation on investments	4,263,510
Net Assets	$ 36,407,467
Class A:	
Net Assets	$ 34,920,595
Shares outstanding (unlimited number of shares authorized)	3,022,341
Net Asset Value and price per share	$ 11.55
Maximum offering price per Class A share ($11.55 / 94.25%)	$ 12.25
Minimum redemption price per share ($11.55 * 99.0%)	$ 11.43
Class C:	
Net Assets	$ 1,486,872
Shares outstanding (unlimited number of shares authorized)	128,221
Net Asset Value and offering price per share	$ 11.60
Minimum redemption price per share ($11.60 * 99.0%)	$ 11.48

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Dividend Growth Trust
Rising Dividend Growth Fund
Statements of Changes In Net Assets

	Six Months ended March 31, 2006 (Unaudited)	Year ended September 30, 2005	Period ended September 30, 2004 (a)
Operations			
Net investment income	$ 59,661	$ 33,348	$ 69,396
Net realized gain on investment securities	199,626	4,812	27,272
Change in unrealized appreciation (depreciation)	2,555,226	1,212,844	495,439
Net increase in net assets resulting from operations	2,814,513	1,251,004	592,107
Distributions			
From net investment income, Class A	(294,419)	(33,266)	(69,396)
From net investment income, Class C	(5,396)	(82)	-
From net realized gains, Class A	(97,828)	(25,859)	(1,413)
From net realized gains, Class C	(2,806)	-	-
From return of capital distributions, Class A	-	(322,066)	-
From return of capital distributions, Class C	-	(791)	-
Distributions in excess of net investment income, Class A	-	(49,046)	-
Distributions in excess of net investment income, Class C	-	(120)	-
Total distributions	(400,449)	(431,230)	(70,809)
Capital Share Transactions (b)			
Proceeds from shares sold			
Class A	5,475,166	22,804,522	19,359,071
Class C	560,856	921,983	-
Reinvestment of distributions			
Class A	360,209	394,785	66,664
Class C	6,824	776	-
Amount paid for shares redeemed			
Class A	(11,416,467)	(5,581,556)	(226,158)
Class C	(40,897)	(33,447)	-
Net increase (decrease) in net assets resulting from share transactions	(5,054,309)	18,507,063	19,199,577
Total Increase (Decrease) in Net Assets	(2,640,245)	19,326,837	19,720,875
Net Assets			
Beginning of period	39,047,712	19,720,875	-
End of period	$ 36,407,467	$ 39,047,712	$ 19,720,875
Accumulated undistributed net investment income (loss) included in net assets	$ (289,321)	$ -	$ -
Capital Share Transactions - A Shares (b)			
Shares sold	488,607	2,086,752	1,920,783
Shares issued in reinvestment of distributions	31,595	36,235	6,421
Shares redeemed	(1,013,631)	(512,482)	(21,939)
Net increase (decrease) from capital share transactions	(493,429)	1,610,505	1,905,265
Capital Share Transactions - C Shares (b)			
Shares sold	50,269	84,035	-
Shares issued in reinvestment of distributions	600	72	-
Shares redeemed	(3,619)	(3,136)	-
Net increase from capital share transactions	47,250	80,971	-

(a) March 18, 2004 (Commencement of Operations) through September 30, 2004.
(b) See Note 1 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Dividend Growth Trust

Rising Dividend Growth Fund

Notes to the Financial Statements

March 31, 2006

(Unaudited)

NOTE 1. ORGANIZATION

Dividend Growth Trust (the "Trust") is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware business trust (now a "statutory trust") on July 14, 1999. The Trust was formerly known as Eastern Point Advisors Funds Trust.

The Trust is authorized to issue an unlimited number of shares of beneficial interest of $.001 par value. Prior to April 14, 2005, the Fund offered Class A shares only. The Fund began offering Class C shares on April 14, 2005. The Fund currently offers two Classes of shares (“Class A” and “Class C”). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect only that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on relative net assets.

The Fund seeks long-term growth of capital and current income by investing primarily in common stocks of domestic and foreign companies that have increased their dividend payments to shareholders each year for the past ten years. The Fund normally concentrates its investments in a group of 25-50 common stocks. Due to the inherent risk in any investment program, the Fund cannot ensure that its investment objectives will be realized.

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, according to guidelines established by the Board. As a general principle, the current fair value of a security being valued by the Advisor would be the amount which the Fund might reasonably expect to receive upon a current sale. Methods which are in accord with this principle may, for example, be based on, among other factors, a multiple of earnings, a discount from market of a similar freely traded security, or yield to maturity with respect to debt issues. Fair value determinations will not be based on what the Advisor believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Advisor. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Dividend Growth Trust

Rising Dividend Growth Fund

Notes to the Financial Statements - continued

March 31, 2006

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Federal Income Taxes – There is no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under sub-chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains, if any, annually. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions - The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust retains Dividend Growth Advisors, LLC ("Advisor" or "DGA") as the Fund’s Investment Advisor. The Advisor manages the investments of the Fund in accordance with the Fund's investment objectives, policies and limitations. Prior to October 19, 2005, Eastern Point Advisors, Inc. ("EPA") was the investment advisor to the Fund and DGA was the sub-advisor to the Fund. Effective October 19, 2005, the Sub-Advisory Agreement between EPA and DGA was terminated. Pursuant to the terms of the Investment Advisory Agreement, the Advisor shall have full discretion to manage the assets of the Fund in accordance with its investment objective. As compensation for its investment management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. The Advisor has also voluntarily agreed to waive its advisory fees or reimburse other Fund expenses so that the Fund’s annual operating expenses will not exceed 1.65% for Class A shares and 2.25% for Class C shares, of the average daily net assets of the respective class. For the six months ended March 31, 2006, the Advisor earned fees of $142,585 from the Fund. For the six months ended March 31, 2006, the Advisor waived fees of $123,784. At March 31, 2006, the Fund owed the Advisor $49,394 for its services. The Advisor is entitled to reimbursement of fees waived or remitted to the Fund under the terms of an expense reimbursement agreement.

EPA was entitled to reimbursement of fees waived or remitted to the Fund. The total amount of reimbursement recoverable by EPA is the sum of all fees previously waived or remitted by EPA to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to EPA with respect to waivers, reductions, and payments made with respect to the Fund. The waived fees related to operating expenses subject to recovery, at September 30, 2005 were as follows:

Due to the change in advisor, the Fund is no longer obligated to reimburse EPA for any fees waived or remitted to the Fund.

Dividend Growth Trust

Rising Dividend Growth Fund

Notes to the Financial Statements - continued

March 31, 2006

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Fund retains Unified Fund Services, Inc. (“Unified”), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. For the six months ended March 31, 2006, Unified earned $22,315 for administrative services provided to the Fund.

The Fund also retains Unified to act as the Fund’s transfer agent. Unified maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. For the six months ended March 31, 2006, Unified earned fees of $16,140 for transfer agent services provided to the Fund and $32,688 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund.

In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For the six months ended March 31, 2006, Unified earned $13,794 for fund accounting services provided to the Fund.

The Fund retains Unified Financial Securities, Inc. (the “Distributor”), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of its shares.

Each class has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each “Plan”) under which each class is authorized to compensate the Distributor for payments to dealers or others with distribution fees at the following: Class A Shares: An annual distribution fee of 0.25% and an annual service fee of 0.15% of the Class A Share’s average daily net assets for a total of 0.40%. Class C Shares: An annual distribution fee of 0.75% and an annual service fee of 0.25% of the Class C share’s average daily net assets for a total of 1.00%. The fees payable under each Plan shall be used to compensate the Distributor for any expenses primarily intended to result in the sale of the Fund’s shares, including, but not limited to: payments the Distributor makes to broker-dealers or other financial institutions and industry professionals for providing distribution assistance and administrative support services to the holders of the Fund’s Class A shares, payments made for the preparation, printing and distribution of advertisements and sales literature, and payments made for printing and distributing prospectuses and shareholders reports to other than existing shareholders of the Fund.

The shareholder servicing fee for Class C shall be used to pay, among other things: assisting in establishing and maintaining customer accounts and records, assisting with purchase and redemption requests, arranging for bank wires, monitoring dividend payments from the Trust on behalf of customers, furnishing personal services and maintaining shareholder accounts, facilitating certain shareholder communications from the Trust to customers, receiving and answering correspondence and aiding in maintaining the investment of the Fund’s Class C shareholders.

The Class A Plan also provides that the Fund will compensate the Distributor with a servicing fee at the rate of 0.15% per annum of the average daily net assets of the Class A shares of the Fund. The shareholder servicing fee shall be used to pay, among other things: assisting in establishing and maintaining customer accounts and records, assisting with purchase and redemption requests, arranging for bank wires, monitoring dividend payments from the Trust on behalf of customers, furnishing personal services and maintaining shareholder accounts, facilitating certain shareholder communications from the Trust to customers, receiving and answering correspondence and aiding in maintaining the investment of the Fund’s Class A shareholders.

Dividend Growth Trust

Rising Dividend Growth Fund

Notes to the Financial Statements - continued

March 31, 2006

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

For the six months ended March 31, 2006, Class A incurred 12b-1 expenses of $73,657 and Class C incurred 12b-1 expenses of $5,971. As of March 31, 2006, the Fund owed the Distributor $10,314 for 12b-1 expenses.

NOTE 4. INVESTMENTS

For the six months ended March 31, 2006, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of March 31, 2006, the net unrealized appreciation of investments for tax purposes was as follows:

At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $32,187,489.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a mutual fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2006, Pershing, LLC (“Pershing”) held 48.63% of Class A shares and 57.57% of Class C shares in omnibus accounts for the benefit of others. As a result, Pershing may be deemed to control the Fund.

Dividend Growth Trust

Rising Dividend Growth Fund

Notes to the Financial Statements - continued

March 31, 2006

(Unaudited)

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

For the year ended September 30, 2005, the Fund paid quarterly distributions of net investment income totaling $0.0391 per share to Class A shareholders of which $0.0111 related to short-term capital gains, and $0.0032 to Class C shareholders. Return of capital distributions were also paid quarterly and totaled $0.1095 per share to Class A shareholders and $0.0124 to Class C shareholders.

The tax character of distributions paid during the fiscal year ended September 30, 2005 and the period ended September 30, 2004 is as follows:

As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

For the six months ended March 31, 2006, the Fund paid quarterly distributions of net investment income totaling $0.098194 or $294,419 per share to Class A shareholders and $0.042294 or $5,396 to Class C shareholders. On December 29, 2005 long-term and short-term capital gain distributions totaling $0.02791 per share were paid to Class A and Class C shareholders of record on December 28, 2005.

PROXY VOTING

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available (1) without charge, upon request, by calling (888) 826-2520 and (2) on the SEC’s website at http://www.sec.gov.

TRUSTEES

C. Troy Shaver, Jr., Chairman

Earl L. Mason

Roger B. Rainville

W. Thomas Smith, Jr.

OFFICERS

C. Troy Shaver, Jr., President and Chief Compliance Officer

Jere E. Estes, Treasurer and Principal Accounting Officer

William Allin, Secretary

Freddie Jacobs, Jr., Assistant Treasurer

Tara R. Pierson, Assistant Secretary

INVESTMENT ADVISOR

Dividend Growth Advisors, LLC

108 Traders Cross, Suite 105

Bluffton, South Carolina 29910

DISTRIBUTOR

Unified Financial Securities, Inc.

431 North Pennsylvania Street

Indianapolis, Indiana 46204

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Briggs, Bunting & Dougherty, LLP

Two Penn Center Plaza, Suite 820

Philadelphia, Pennsylvania 19102-1732

LEGAL COUNSEL

Blazzard, Grodd & Hasenauer, P.C.

943 Post Road East

Westport, Connecticut 06880

CUSTODIAN

The Huntington National Bank

7 Easton Oval

Columbus, Ohio 43219

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 North Pennsylvania Street

Indianapolis, Indiana 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Item 2. Code of Ethics.NOT APPLICABLE – disclosed with the annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with the annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with the annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments.NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures. (Check disclosure controls for requirement of meeting)

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of April 3, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with the annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.